COMMITMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS (Details) [Line Items]
Minimum of cash and cash equivalent	$ 1,072,579,000	$ 1,081,642,000	$ 1,142,004,000	$ 949,327,000
percentage of acquisition	20.00%
Top of range [member]
COMMITMENTS (Details) [Line Items]
Revolving credit facility	$ 600,000,000
Bottom of range [member]
COMMITMENTS (Details) [Line Items]
Revolving credit facility	750,000,000
Tam Linhas Aereas S.A. [Member]
COMMITMENTS (Details) [Line Items]
Revolving credit facility	400,000,000
Liquidity risk [member]
COMMITMENTS (Details) [Line Items]
Minimum of cash and cash equivalent	$ 75,000